UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York             10036

    (Address of principal executive offices)            (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.9%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$ 1,123		2.83%	11/01/36	$1,202,771
952		2.933	01/01/38	1,023,231
1,878		2.944	10/01/36	2,018,796
3,771	Federal National Mortgage Association, Conventional Pool	2.341	05/01/35	4,016,748

	Total Agency Adjustable Rate Mortgages (Cost $8,148,687)			8,261,546

	Agency Bond - Banking (FDIC Guaranteed) (0.2%)
2,080	NCUA Guaranteed Notes, Series A2 (Cost $2,077,109)	1.40	06/12/15	2,126,696

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.5%)
8,077	Amal Ltd. (Cayman Islands)	3.465	08/21/21	8,826,345
4,448	Safina Ltd.	2.00	12/30/23	4,595,340

	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $12,524,548)			13,421,685

	Agency Fixed Rate Mortgages (37.6%)
	Federal Home Loan Mortgage Corporation,
	April TBA:
12,240	(a)	3.50	04/01/43	12,884,035
	Gold Pools:
5,290		3.50	08/01/42	5,585,051
17,172		4.00	12/01/41–11/01/42	18,692,417
9,684		4.50	06/01/39	10,363,369
11,141		5.00	10/01/35–01/01/40	12,100,671
3,285		5.50	11/01/39	3,580,368
1,969		6.00	07/01/38	2,152,421
2,165		6.50	03/01/29–09/01/36	2,436,924
874		7.50	05/01/35	1,068,984
489		8.00	08/01/32	605,184
525		8.50	08/01/31	657,450
	Federal National Mortgage Association,
	April TBA:
9,745	(a)	2.50	04/01/28	10,111,961
6,282	(a)	3.50	04/01/43	6,635,362
3,685	(a)	4.00	04/01/43	3,929,707
	Conventional Pools:
25,347		3.50	12/01/42	26,906,120
23,781		4.00	11/01/41–01/01/42	25,378,215
23,087		4.50	01/01/25–08/01/41	25,218,005
25,099		5.00	05/01/35–02/01/41	27,890,525
22,743		5.50	03/01/35–08/01/38	24,941,687
248		6.50	06/01/29–02/01/33	288,845
3		7.00	05/01/31	3,005
1,366		7.50	08/01/37	1,670,396
1,085		8.00	04/01/33	1,339,722
963		8.50	10/01/32	1,202,687
	Government National Mortgage Association,
	April TBA:
26,120	(a)	4.00	04/15/43	28,367,351
8,050	(a)	4.50	04/15/43	8,803,429
	Various Pools:
26,839		3.50	12/15/41–01/15/43	28,397,133
7,003		4.00	10/20/41–11/20/42	7,583,796
5,423		4.50	04/15/40–06/15/40	5,951,513

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$ 5,580		6.00%	03/15/26–09/20/34	$6,344,385
1,179		6.50	03/15/14–04/15/19	1,242,158
326		7.00	03/20/26–07/20/29	398,754
10,430		7.50	11/15/32	12,340,671
2,724		8.00	06/15/16–08/15/31	2,956,502
4,468		8.50	07/15/30	5,211,533
2,507		9.00	11/15/15–02/15/25	2,584,441
1,810		9.50	02/15/16–12/15/20	1,872,013
2,164		10.00	06/15/13–11/15/20	2,211,894
23		12.25	09/15/13–06/15/15	23,183

	Total Agency Fixed Rate Mortgages (Cost $331,762,064)			339,931,867

	Asset-Backed Securities (4.4%)
1,284	Enterprise Fleet Financing LLC (b)	1.62	05/20/17	1,292,373
2,478	Hyundai Auto Lease Securitization Trust (b)	1.02	08/15/14	2,481,525
1,377	Mercedes-Benz Auto Receivables Trust	0.85	03/16/15	1,379,942
349	Nationstar Agency Advance Funding Trust (b)	1.892	02/18/48	351,412
	North Carolina State Education Assistance Authority
2,275		1.101(c)	07/25/25	2,297,454
3,400		1.201(c)	01/26/26	3,430,940
4,544	North Texas Higher Education Authority	1.408(c)	04/01/40	4,641,124
825	Panhandle-Plains Higher Education Authority, Inc.	1.234(c)	07/01/24	835,131
5,395	PFS Financing Corp., Class A (b)	1.703(c)	10/17/16	5,461,143
	Small Business Administration Participation Certificates
4,159		2.42	06/01/32	4,283,538
9,490		2.67	04/01/32	9,891,533
3,369	United States Small Business Administration	2.245	09/10/22	3,418,392

	Total Asset-Backed Securities (Cost $38,848,382)			39,764,507

	Collateralized Mortgage Obligations - Agency Collateral Series (11.3%)
	Federal Home Loan Mortgage Corporation
4,019		1.883	05/25/19	4,123,028
2,665		2.086	03/25/19	2,767,139
3,265		2.355	07/25/22	3,286,585
9,875		2.373	05/25/22	9,983,669
4,700		2.682	10/25/22	4,845,521
5,560		2.699	05/25/18	5,957,587
5,025		2.789	01/25/22	5,263,263
3,700		3.154	02/25/18	4,033,988
5,125		3.871	04/25/21	5,784,119
35,524	IO	0.675(c)	01/25/21	1,387,797
27,106	IO PAC REMIC	6.267(c)	06/15/40	5,215,721
12,720	IO REMIC	5.847(c)	04/15/39	2,876,767
5,558	REMIC	3.50	12/15/42	5,541,614
	Federal National Mortgage Association
1,720		3.763	06/25/21	1,892,260
28,084	IO	6.186(c)	09/25/20	7,772,360
	IO REMIC
35,209		3.50	02/25/39	5,542,628
44,676		6.346(c)	02/25/41–08/25/41	7,882,589
9,720		6.396(c)	09/25/38	2,262,754
2,536	REMIC	9.193(d)	10/25/41	2,615,822

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Government National Mortgage Association,
	IO
$ 2,253		5.00%	02/16/41	$418,998
25,289		5.797(c)	02/16/41	5,832,408
16,046		5.847(c)	11/16/40	3,243,269
15,532		6.397(c)	04/16/41	3,550,336

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $89,292,856)			102,080,222

	Commercial Mortgage-Backed Securities (2.3%)
1,853	BWAY Mortgage Trust (b)	2.809	03/10/33	1,906,050
1,297	Citigroup Commercial Mortgage Trust (e)	2.11	01/12/18	1,332,077
2,432	COMM Mortgage Trust	3.282	01/10/46	2,491,910
	JP Morgan Chase Commercial Mortgage Securities Trust
2,095		4.171	08/15/46	2,356,946
3,400	(b)	4.388	07/15/46	3,868,046
2,023	Queens Center Mortgage Trust (b)	3.275	01/11/37	2,042,075
5,645	WF-RBS Commercial Mortgage Trust (b)	4.869(c)	02/15/44	6,607,455

	Total Commercial Mortgage-Backed Securities (Cost $19,097,311)			20,604,559

	Mortgages - Other (0.6%)
2,440	FDIC Guaranteed Notes Trust (b)	0.754(c)	02/25/48	2,446,114
2,730	GS Mortgage Securities Corp. II (b)	1.052(c)	11/08/29	2,747,978
455	Wells Fargo Mortgage Backed Securities Trust	4.423(c)	10/25/33	459,506

	Total Mortgages - Other (Cost $5,628,735)			5,653,598

	Municipal Bonds (6.5%)
3,615	Bay Area Toll Authority	6.263	04/01/49	4,948,899
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,950,816
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,827,448
5,980	Los Angeles Unified School District	5.75	07/01/34	7,360,902
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,901,660
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,599,790
1,760	Municipal Electric Authority of Georgia	6.637	04/01/57	2,095,474
3,085		6.655	04/01/57	3,643,971
4,000	New Jersey Economic Development Authority	1.28(c)	06/15/13	4,001,520
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,811,860
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,414,090
3,000	New York State Dormitory Authority	5.628	03/15/39	3,657,000
2,575	Oregon Department of Transportation	5.834	11/15/34	3,315,776
	State of Washington
2,440		5.09	08/01/33	2,883,421
1,580		5.481	08/01/39	1,985,823

	Total Municipal Bonds (Cost $48,501,359)			58,398,450

	Sovereign (5.6%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	31,987,595
14,175	Israel Government AID Bond	5.50	09/18/23	18,455,906

	Total Sovereign (Cost $44,158,564)			50,443,501

	U.S. Agency Securities (3.8%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,367,395
6,960		4.30	12/15/21	8,232,037

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Tennessee Valley Authority
$ 6,935		5.25%	09/15/39	$8,883,368
8,085		7.125	05/01/30	12,201,785

	Total U.S. Agency Securities (Cost $29,632,501)			34,684,585

	U.S. Treasury Securities (23.8%)
	U.S. Treasury Bonds
1,500		3.00	05/15/42	1,468,829
14,128		3.125	11/15/41	14,214,096
	U.S. Treasury Notes
44,600		0.375	01/15/16	44,652,271
25,600		0.875	12/31/16	25,950,003
65,400		1.25	10/31/15	66,968,619
47,350	(f)	1.875	09/30/17	49,898,756
11,120		2.75	02/15/19	12,261,535

	Total U.S. Treasury Securities (Cost $214,450,431)			215,414,109

	Short-Term Investments (9.2%)
	U.S. Treasury Security (4.1%)
37,000	U.S. Treasury Bill (Cost $36,974,706) (g)	0.109	11/14/13	36,974,951

NUMBER OF SHARES (000)
	Investment Company (5.1%)
45,838	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $45,838,047)			45,838,047

	Total Short-Term Investments (Cost $82,812,753)			82,812,998

	Total Investments (Cost $926,935,300) (i)(j)		107.7%	973,598,323
	Liabilities in Excess of Other Assets		(7.7)	(69,302,019)

	Net Assets		100.0%	$904,296,304

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(d)	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 28, 2013.
(e)	For the three months ended March 28, 2013, the cost of purchases of Citigroup Commercial Mortgage Trust, Commercial Mortgage-Backed Securities, an affiliate of the Investment Adviser, Administrator and Distributor, was $1,329,385.
(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(g)	Rate shown is the yield to maturity at March 28, 2013.
(h)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

Futures Contracts Open at March 28, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
986	Long	U.S. Treasury 5 yr. Note, Jun-13	$122,317,923	$100,579
81	Long	U.S. Treasury 2 yr. Note, Jun-13	17,856,703	(3,797)
24	Short	U.S. Treasury 10 yr. Note, Jun-13	(3,167,625)	(13,500)
89	Short	U.S. Treasury 30 yr. Bond, Jun-13	(12,857,719)	(31,289)

		Net Unrealized Appreciation		$51,993

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

Interest Rate Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$25,460	3 Month LIBOR	Receive	2.04%	02/13/23	$(183,332)
Barclays Capital	20,000	3 Month LIBOR	Receive	0.81	09/24/17	9,269
Credit Suisse	30,130	3 Month LIBOR	Receive	0.82	09/13/17	(9,273)
Deutsche Bank	51,059	3 Month LIBOR	Receive	0.82	07/24/17	(131,077)
Goldman Sachs	18,230	3 Month LIBOR	Receive	2.09	02/15/23	(216,550)
Royal Bank of Canada	10,180	3 Month LIBOR	Receive	2.06	02/06/23	(96,007)

		Net Unrealized Depreciation				$(626,970)

LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets: Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$8,261,546	$—	$8,261,546
Agency Bond—Banking (FDIC Guaranteed)	—	2,126,696	—	2,126,696
Agency Bonds—Consumer Discretionary (U.S. Government Guaranteed)	—	13,421,685	—	13,421,685
Agency Fixed Rate Mortgages	—	339,931,867	—	339,931,867
Asset-Backed Securities	—	39,764,507	—	39,764,507
Collateralized Mortgage Obligations—Agency Collateral Series	—	102,080,222	—	102,080,222
Commercial Mortgage-Backed Securities	—	20,604,559	—	20,604,559
Mortgages—Other	—	5,653,598	—	5,653,598
Municipal Bonds	—	58,398,450	—	58,398,450
Sovereign	—	50,443,501	—	50,443,501
U.S. Agency Securities	—	34,684,585	—	34,684,585
U.S. Treasury Securities	—	215,414,109	—	215,414,109
Total Fixed Income Securities	—	890,785,325	—	890,785,325
Short-Term Investments
U.S. Treasury Security	—	36,974,951	—	36,974,951
Investment Company	45,838,047	—	—	45,838,047
Total Short-Term Investments	45,838,047	36,974,951	—	82,812,998
Futures Contracts	100,579	—	—	100,579
Interest Rate Swap Agreements	—	9,269	—	9,269
Total Assets	45,938,626	927,769,545	—	973,708,171
Liabilities:
Futures Contracts	(48,586)	—	—	(48,586)
Interest Rate Swap Agreements	—	(636,239)	—	(636,239)
Total Liabilities	(48,586)	(636,239)	—	(684,825)
Total	$45,890,040	$927,133,306	$—	$973,023,346

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013